Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,127.7	$ 767.4	$ 1,030.1	$ 552.6	$ 14.6	$ 4,492.4
Canada
Total	3.2	2.4	0.7		2.4	8.7
Canada National
Total	1.4					1.4
Canada National, Receiver General of Canada
Total	1.2					1.2
Canada National, Canada Revenue Agency
Total	0.2					0.2
Canada Manitoba
Total					0.7	0.7
Canada Manitoba, Nisichawayasihk Cree Nation
Total					0.7	0.7
Canada Newfoundland and Labrador
Total		2.4	0.3		0.4	3.1
Canada Newfoundland, Newfoundland Exchequer
Total		2.4	0.3			2.7
Canada Newfoundland, Nunatsiavut Government
Total					0.2	0.2
Canada Newfoundland, Innu Nation
Total					0.2	0.2
Canada Ontario
Total	1.8		0.4		1.3	3.5
Canada Ontario, Treasurer of Ontario
Total	1.8					1.8
Canada Ontario, Ministry of Mines
Total			0.2			0.2
Canada Ontario, Atikameksheng Anishnawbek First Nation
Total					0.7	0.7
Canada Ontario, Sagamok Anishnawbek First Nation
Total					0.4	0.4
Canada Ontario, City of Greater Sudbury
Total			0.2		0.2	0.4
United States
Total	3.2					3.2
United States U.S. Federal Government
Total	3.2					3.2
Brazil
Total	2,006.9	765.0	736.3	552.6	12.2	4,073.0
Brazil National
Total	2,006.9	765.0	77.3	552.6		3,401.8
Brazil National, Ministry of Finance
Total	2,006.9		0.2			2,007.1
Brazil National, National Land Transport Agency
Total			55.0	$ 552.6		607.6
Brazil National, National Mining Agency
Total		$ 765.0	0.2			765.2
Brazil National, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)
Total			19.8			19.8
Brazil National, Ministry of Transport
Total			2.1			2.1
Brazil Pará
Total			605.7		9.5	615.2
Brazil Pará, State Department of Finance of Pará
Total			605.7			605.7
Brazil Pará, Other
Total					9.5	9.5
Brazil Minas Gerais
Total			50.0		2.7	52.7
Brazil Minas Gerais, State Department of Finance of Minas Gerais
Total			50.0		0.1	50.1
Brazil Minas Gerais, Other
Total					$ 2.5	2.5
Brazil Maranhão
Total			3.3			3.3
Brazil Maranhão, Maranhão Port Administration Company (EMAP)
Total			3.3			3.3
Chile
Total	0.9					0.9
Chile National
Total	0.9					0.9
Chile National, General Treasury of the Republic
Total	0.9					0.9
Peru
Total	1.5					1.5
Peru National
Total	1.5					1.5
Peru National, Geological, Mining and Metallurgical Institute of Peru (INGEMMET)
Total	1.3					1.3
Peru National, National Superintendency of State Assets of Peru (SBN)
Total	0.2					0.2
China, Mainland
Total	8.6		210.6			219.2
China, Mainland National
Total	8.6		210.6			219.2
China, Mainland National, State Taxation Administration
Total	8.6					8.6
China, Mainland National, Majority-owned ports
Total			210.6			210.6
Japan
Total	9.5					9.5
Japan National
Total	7.4					7.4
Japan National, The National Tax Agency of Japan
Total	7.4					7.4
Japan Mie
Total	2.1					2.1
Japan Mie, Other
Total	2.1					2.1
Malaysia
Total	22.5		1.7			24.2
Malaysia National
Total	22.5		0.9			23.4
Malaysia National, Inland Revenue Board of Malaysia
Total	19.6					19.6
Malaysia National, Director General of Customs Malaysia
Total	2.9					2.9
Malaysia National, Department of Director General of Lands and Mines
Total			0.9			0.9
Malaysia Perak
Total			0.8			0.8
Malaysia Perak, Manjung Municipal Council
Total			0.8			0.8
Singapore
Total	11.3					11.3
Singapore National
Total	11.3					11.3
Singapore National, Inland Revenue Authority of Singapore
Total	11.0					11.0
Singapore National, Central Provident Fund Board
Total	0.3					0.3
Oman
Total	8.1		80.7			88.8
Oman National
Total	8.1		80.7			88.8
Oman National, Ministry Of Finance of Oman
Total	7.3					7.3
Oman National, Director General of Customs of Oman
Total	0.8					0.8
Oman National, Oman Charter Company SAOC
Total			$ 80.7			80.7
Switzerland
Total	41.9					41.9
Switzerland National
Total	1.7					1.7
Switzerland National, Federal Tax Administration
Total	1.7					1.7
Switzerland Vaud
Total	40.2					40.2
Switzerland Vaud, Cantonal Tax Administration
Total	27.5					27.5
Switzerland Vaud, Department of Finance Tax Administration
Total	12.7					12.7
United Kingdom
Total	10.2					10.2
United Kingdom National
Total	10.2					10.2
United Kingdom National, HM Revenue and Customs
Total	$ 10.2					$ 10.2